Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Other comprehensive income, net of tax
Unrealized gains (losses) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss)	(17,526,227)	12,964,009	(1,491,636)
Comprehensive (income) loss attributable to non-controlling interest	8,400	(198,288)	148,973
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (17,517,827)	$ 12,765,721	$ (1,342,663)